Financial Debt - Other Loans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings
Repayment of other loan	€ (63)	€ (83)	€ (83)
Other Loans [Member]
Disclosure of detailed information about borrowings
Borrowings, maturity	8 years
Notional amount	€ 500
Borrowings, interest rate	1.284%